Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	[1]	$ 774,061	$ 706,040	$ 537,972
Related Party
Total revenues		$ 59,554	$ 40,288	$ 24,220

[1]	Includes $59,554, $40,288 and $24,220 for related party transactions for the years 2024, 2023 and 2022, respectively. See Note 23.